Effects of adoption of IFRS 17 - Narrative (Details) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of effect of insurance contracts initially recognised [line items]
Goodwill and intangible assets		£ (118)	£ (91)		£ (91)	£ (83)
Other operating income (expense)	[1]	(49)		£ (60)
Insurance finance (expense)/income	[1]	£ (635)		1,168
Percentage of VFA contracts		98.00%
Release of CSM with in-force business, percent					14.00%
Total equity	[2]	£ 23,890	23,233	23,334	£ 23,233	23,145
– insurance finance income/ (expense) recongnised in other comprehensive income	[2]	(84)	354	1,054
Reclassification adjustments on insurance finance income (expenses) from insurance contracts issued excluded from profit or loss, before tax			390	1,116
Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Total equity	[2]	810	894	540	894	(514)
– insurance finance income/ (expense) recongnised in other comprehensive income	[2]	(84)	354	1,054
Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Total equity	[2]	£ (153)	(278)	94	(278)	1,603
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Goodwill and intangible assets						811
Other operating income (expense)				161
Insurance finance (expense)/income
Total equity						21,335
IFRS17 Transition
Disclosure of effect of insurance contracts initially recognised [line items]
Goodwill and intangible assets						811
Other operating income (expense)				(60)
Insurance finance (expense)/income				1,168
Total equity			£ 23,233	£ 23,334	£ 23,233	(570)	[2]
IFRS17 Transition | Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Total equity	[2]					(514)
IFRS17 Transition | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Total equity	[2]					£ 522

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.